CURRENT ASSETS (Schedule of Cash and Cash Equivalents - Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Disclosure of financial assets [line items]
Cash in bank | ₪			₪ 12,962		₪ 90,426
Short-term bank deposits | ₪			100,100		39,151
Cash and cash equivalents | ₪			₪ 113,062		₪ 129,577	₪ 79,421	₪ 82,902
US Dollars [Member]
Disclosure of financial assets [line items]
Cash in bank | $		$ 3,739
Short-term bank deposits | $		28,872
Cash and cash equivalents | $	[1]	$ 32,611		$ 37,374

[1]	Convenience Translation into US Dollars.